                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jones Collombin Investment Counsel Inc.
Address: 150 King Street, West, Suite 2108
         P.O. Box 52
         Toronto, Ontario, Canada, M5H 1J9

Form 13F File Number: 028-13937

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas M. Jones
Title: President
Phone: 416-366-1122

Signature, Place, and Date of Signing:


      Douglas M. Jones       Toronto, Ontario, Canada       August 10, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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                                    Form 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         45
Form 13F Information Table Value Total:   $234,706
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
         s
                                                                                                             VOTING AUTHORITY
NAME OF                      TITLE OF                 VALUE       SHARES OR    SH/ PUT/ INVESTMENT   OTHER  ------------------
ISSUER                         CLASS       CUSIP    (x$1,000) PRINCIPAL AMOUNT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------- -------------- --------- ---------- ---------------- --- ---- ---------- -------- ------ ------ ----
ABBOTT LABS               COM            002824100   $  5,063           108225 sh          Sole             108225
AGRIUM INC                COM            008916108   $      3               65 sh          Sole                 65
BANK NOVA SCOTIA HALIFAX  COM            064149107   $  9,131           198045 sh          Sole             198045
BARRICK GOLDCORP          COM            067901108   $ 11,799           259795 sh          Sole             259795
BCEINC                    COM NEW        05534B760   $  8,081           276785 sh          Sole             276785
BECTON DICKINSON & CO     COM            075887109   $  4,645            68700 sh          Sole              68700
CANADIAN NAT RES LTD      COM            136385101   $     85             2570 sh          Sole               2570
CANADIAN NATL RY CO       COM            136375102   $    131             2290 sh          Sole               2290
CANADIAN PACRY LTD        COM            13645T100   $  3,932            73322 sh          Sole              73322
CARNIVAL CORP             PAIRED CTF     143658300   $     10              345 sh          Sole                345
CDNIMPERIALBK OF COMMERCE COM            136069101   $     17              280 sh          Sole                280
CENOVUS ENERGY INC        COM            15135U109   $     90             3500 sh          Sole               3500
CHEVRON CORPNEW           COM            166764100   $     13              185 sh          Sole                185
CISCO SYS INC             COM            17275R102   $      9              400 sh          Sole                400
CLOROX CO DEL             COM            189054109   $  4,865            78273 sh          Sole              78273
COCACOLA CO               COM            191216100   $  5,095           101655 sh          Sole             101655
DISNEY WALTCO             COM            254687106   $     49             1565 sh          Sole               1565
ENBRIDGE INC              COM            29250N105   $  1,914            41080 sh          Sole              41080
ENCANA CORP               COM            292505104   $    109             3600 sh          Sole               3600
ENERPLUS RESFD            UNIT TR G NEW  29274D604   $  7,550           350915 sh          Sole             350915
ISHARES TR                HIGH YLD CORP  464288513   $     62              725 sh          Sole                725
ISHARES TR INDEX          MSCI EMERG MKT 464287234   $ 12,199           326870 sh          Sole             326870
ISHARES TR                S&P GLB MTRLS  464288695   $      9              180 sh          Sole                180
ISHARES TR INDEX          IBOXX INV CPBD 464287242   $     70              645 sh          Sole                645
KELLOGG CO                COM            487836108   $  4,715            93745 sh          Sole              93745
KRAFT FOODS INC           CL A           50075N104   $ 10,507           375240 sh          Sole             375240
MANULIFE FINL CORP        COM            56501R106   $      6              400 sh          Sole                400
MCDONALDS CORP            COM            580135101   $ 10,482           159130 sh          Sole             159130
MEDTRONIC INC             COM            585055106   $  7,338           202320 sh          Sole             202320
MICROSOFT CORP            COM            594918104   $      7              300 sh          Sole                300
NORFOLK SOUTHERN CORP     COM            655844108   $  3,738            70460 sh          Sole              70460
POWERSHARES QQQ TRUST     UNIT SER 1     73935A104   $ 13,528           316740 sh          Sole             316740
PROCTER & GAMBLE CO       COM            742718109   $  6,030           100530 sh          Sole             100530
ROGERS COMMUNICATIONS INC CL B           775109200   $  8,316           254396 sh          Sole             254396
SELECT SECTOR SPDR TR     SBI CONS STPLS 81369Y308   $    219             8583 sh          Sole               8583
STRYKER CORP              COM            863667101   $  5,499           109850 sh          Sole             109850
SUNLIFE FINL INC          COM            866796105   $  6,642           252740 sh          Sole             252740
SUNCOR ENERGY INC NEW     COM            867224107   $ 13,337           452900 sh          Sole             452900
TECK RESOURCES LTD        CL B           878742204   $  4,103           138650 sh          Sole             138650
TELUS CORP                NON-VTG SHS    87971M202   $ 15,914           439530 sh          Sole             439530
THOMSON REUTERS CORP      COM            884903105   $  8,602           240196 sh          Sole             240196
TIMHORTONSINC             COM            88706M103   $ 10,269           320565 sh          Sole             320565
TORONTO DOMINION BK ONT   COM NEW        891160509   $ 10,729           165470 sh          Sole             165470
TRANSCANADA CORP          COM            89353D107   $ 10,944           326963 sh          Sole             326963
WALMART STORES INC        COM            931142103   $  8,850           184102 sh          Sole             184102
                                                     $234,706